SUPPLEMENT DATED MAY 16, 2002
                                     TO THE
                                   PROSPECTUS
                                DATED MAY 1, 2002
                                       FOR
                 PERSPECTIVE ADVISORS FIXED AND VARIABLE ANNUITY

                            JNLNY SEPARATE ACCOUNT II

The information in the "Fund Annual Expenses" table should be amended as follows:

On page 3, the information for the Janus/JNL Aggressive Growth Fund should be deleted and replaced in its entirety with the following information:


                                                                MANAGEMENT
                                                                   AND           ESTIMATED                  TOTAL FUND
                                                             ADMINISTRATIVE    DISTRIBUTION      OTHER        ANNUAL
FUND NAME                                                          FEE         (12B-1) FEES    EXPENSES      EXPENSES
----------------------------------------------------------- ------------------ -------------- ------------ --------------

Janus/JNL Aggressive Growth Fund                                  1.00%              .01%           0%            1.01%
----------------------------------------------------------- ------------------ -------------- ------------ --------------


The information in the "Examples" table should be amended as follows:

On page 5, the information for the Janus/JNL Aggressive Growth Division should be deleted and replaced in its entirety with the following information:

Janus/JNL Aggressive Growth Division                                25                 78          134             285



(To be used with NV3784 Rev. 05/02)